INCOME TAXES - Income Tax Receivable and Payable Balances (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Major components of tax expense (income) [abstract]
Current income tax payable	$ 5,222	$ 18,240
Non-current income tax payable	23,612	20,605
Current tax liabilities	$ 28,834	$ 38,845